CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Unearned Employee Stock Ownership Plan	Total Equity Attributable to Oneida Financial Corp.	Noncontrolling Interest
Balance at Dec. 31, 2010	$ 85,920,295	$ 71,648	$ 45,636,501	$ 44,816,499	$ (6,198,239)	$ (19,790)	$ (945,824)	$ 83,360,795	$ 2,559,500
Balance (in shares) at Dec. 31, 2010		7,164,794
Increase (Decrease) in Stockholders' Equity
Net income	5,921,219			5,729,281				5,729,281	191,938
Distributions to noncontrolling interest	(191,938)							0	(191,938)
Other comprehensive income, net of tax	4,076,001				4,076,001			4,076,001
Common stock dividends: $0.48 per share	(3,335,222)			(3,335,222)				(3,335,222)
Tax benefit from stock plans	(4,424)		(4,424)					(4,424)
Redemption of noncontrolling interest	(2,500,500)							0	(2,500,500)
Stock repurchased and retired	(2,267,285)	(2,492)	(2,264,793)					(2,267,285)
Stock repurchased (in shares)		(249,224)
Allocation of ESOP shares	343,042		28,866				314,176	343,042
Balance at Dec. 31, 2011	87,961,188	69,156	43,396,150	47,210,558	(2,122,238)	(19,790)	(631,648)	87,902,188	59,000
Balance (in shares) at Dec. 31, 2011		6,915,570
Increase (Decrease) in Stockholders' Equity
Net income	5,766,318			5,760,418				5,760,418	5,900
Distributions to noncontrolling interest	(5,900)							0	(5,900)
Other comprehensive income, net of tax	3,032,832				3,032,832			3,032,832
Common stock dividends: $0.48 per share	(3,295,140)			(3,295,140)				(3,295,140)
Tax benefit from stock plans	5,831		5,831					5,831
Stock repurchased and retired	(1,039,703)	(1,060)	(1,058,433)			19,790		(1,039,703)
Stock repurchased (in shares)		(105,974)
Shares issued under stock plans	0	2,150	(2,150)					0
Shares issued under stock plans (in shares)		215,000
Shares earned under stock plans	264,462		264,462					264,462
Allocation of ESOP shares	350,113		78,185				271,928	350,113
Balance at Dec. 31, 2012	93,040,001	70,246	42,684,045	49,675,836	910,594	0	(359,720)	92,981,001	59,000
Balance (in shares) at Dec. 31, 2012		7,024,596
Increase (Decrease) in Stockholders' Equity
Net income	6,092,063			6,086,188				6,086,188	5,875
Distributions to noncontrolling interest	(5,875)							0	(5,875)
Other comprehensive income, net of tax	(6,053,221)				(6,053,221)			(6,053,221)
Common stock dividends: $0.48 per share	(3,350,698)			(3,350,698)				(3,350,698)
Tax benefit from stock plans	74,102		74,102					74,102
Redemption of noncontrolling interest	(500)							0	(500)
Stock repurchased and retired	(39,754)	(27)	(39,727)					(39,754)
Stock repurchased (in shares)		(2,651)
Shares issued under stock plans	46,371	53	46,318					46,371
Shares issued under stock plans (in shares)		5,285
Shares earned under stock plans	549,836		549,836					549,836
Allocation of ESOP shares	350,079		134,543				215,536	350,079
Balance at Dec. 31, 2013	$ 90,702,404	$ 70,272	$ 43,449,117	$ 52,411,326	$ (5,142,627)	$ 0	$ (144,184)	$ 90,643,904	$ 58,500
Balance (in shares) at Dec. 31, 2013		7,027,230